CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 85,988	$ 121,794
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,185	36,528
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,279	27,432
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,499	46,076
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,025	$ 11,758